CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit During the Exploration Stage	Total
Beginning balance, Amount at Jun. 30, 2011	$ 150,633,125	$ 17,237,304	$ 6,258,144	$ (117,650,665)	$ 56,477,908
Beginning balance, Shares at Jun. 30, 2011	114,664,764
Exercise of stock options, Amount	331,728	(125,112)			206,616
Exercise of stock options, Shares	157,308
Mineral property interests, Amount	1,579,168				1,579,168
Mineral property interests, Shares	700,000
Stock-based compensation		192,964			192,964
Foreign currency translation adjustment			(4,276,782)		(4,276,782)
Changes in available for sale securities			(1,289,069)		(1,289,069)
Net loss				(3,506,238)	(3,506,238)
Ending balance, Amount at Sep. 30, 2011	152,544,021	17,305,156	692,293	(121,156,903)	49,384,567
Ending balance, Shares at Sep. 30, 2011	115,522,072
Mineral property interests, Amount	19,753				19,753
Mineral property interests, Shares	12,500
Stock-based compensation		115,151			115,151
Foreign currency translation adjustment			1,209,058		1,209,058
Marketed offering, Amount	14,075,483				14,075,483
Marketed offering, Shares	11,482,216
Share issue costs	(1,065,065)				(1,065,065)
Net loss				(4,673,755)	(4,673,755)
Ending balance, Amount at Dec. 31, 2011	165,574,192	17,420,307	1,901,351	(125,830,658)	59,065,192
Ending balance, Shares at Dec. 31, 2011	127,016,788
Exercise of stock options, Amount	(44,679)	44,679
Mineral property interests, Amount	52,293				52,293
Mineral property interests, Shares	40,000
Stock-based compensation		1,149,434			1,149,434
Foreign currency translation adjustment			1,145,471		1,145,471
Exercise of over allotment, Amount	1,628,583				1,628,583
Exercise of over allotment, Shares	1,320,455
Share issue costs	(108,058)				(108,058)
Net loss				(5,074,832)	(5,074,832)
Ending balance, Amount at Mar. 31, 2012	167,102,331	18,614,420	3,046,822	(130,905,490)	57,858,083
Ending balance, Shares at Mar. 31, 2012	128,377,243
Mineral property interests, Amount	326,483				326,483
Mineral property interests, Shares	500,000
Stock-based compensation		41,053			41,053
Foreign currency translation adjustment			(1,107,276)		(1,107,276)
Net loss				(3,244,705)	(3,244,705)
Ending balance, Amount at Jun. 30, 2012	167,428,814	18,655,473	1,939,546	(134,150,195)	53,873,638
Ending balance, Shares at Jun. 30, 2012	128,877,243
Stock-based compensation		10,235			10,235
Foreign currency translation adjustment			1,921,720		1,921,720
Net loss				(1,899,158)	(1,899,158)
Ending balance, Amount at Sep. 30, 2012	$ 167,428,814	$ 18,665,708	$ 3,861,266	$ (136,049,353)	$ 53,906,435
Ending balance, Shares at Sep. 30, 2012	128,877,243